Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Average		Value of Initial
	Summary		Summary		Summary	Average	Fixed $100
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Investment
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Based on Total
	for PEO	to PEO	for PEO	to PEO	for Non-	to Non-PEO	Shareholder	Net Income
Year	(Kavanaugh)[1,2]	(Kavanaugh)[3]	(Messier)[1,2]	(Messier)[4]	PEO NEOs[5]	NEOs[6]	Return[7]	(Loss)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$274,060	$274,060	$—	$—	$274,067	$274,067	$114.23	$(2,388,837)
2024	265,000	265,000	—	—	250,000	250,000	120.84	27,524
2023	—	—	—	—	112,903	112,903	94.02	(4,571,279)
1

Mr. Messier served as the Company’s Chief Executive Officer during fiscal year 2023 until July 18, 2023. Mr. Kavanaugh was appointed as the Company’s interim President and Chief Executive Officer, effective July 18, 2023, and he was appointed as the Company’s President and Chief Executive Officer on a permanent basis on October 18, 2023.

2

The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Messrs. Kavanaugh and Messier, respectively, in the “Total” column of the Summary Compensation Table in the applicable year. We did not provide Mr. Kavanaugh with any compensation during the year ended December 31, 2023.

3

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kavanaugh in fiscal years 2025, 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kavanaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kavanaugh’s total compensation for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$274,060	$265,000	$—
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	199,060	190,000	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	199,060	190,000	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$274,060	$265,000	$—
4

The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Mr. Messier in fiscal years 2025, 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Messier during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Messier’s total compensation for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$—	$—	$—
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$—	$—	$—

5

The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for the purpose of calculating the average amounts in each applicable year are as follows: (1) for fiscal year 2025 and 2024, Mr. C. Brent Winn, Jr., and (2) for fiscal year 2023, Messrs. C. Brent Winn, Jr., William R. Elliott, and Colin M. Elliott.

6

The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Average Compensation for non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$274,067	$250,000	$112,903
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	99,067	—	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	99,067	—	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to non-PEO NEOs	$274,067	$250,000	$112,903
7

Total Shareholder Return in column (h) is cumulative for the measurement periods beginning on December 31, 2022 and ending on December 31 of each of 2025, 2024 and 2023, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

8	The dollar amounts reported in column (i) represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote
1

Mr. Messier served as the Company’s Chief Executive Officer during fiscal year 2023 until July 18, 2023. Mr. Kavanaugh was appointed as the Company’s interim President and Chief Executive Officer, effective July 18, 2023, and he was appointed as the Company’s President and Chief Executive Officer on a permanent basis on October 18, 2023.

Adjustment To PEO Compensation, Footnote
3

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Kavanaugh in fiscal years 2025, 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kavanaugh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kavanaugh’s total compensation for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$274,060	$265,000	$—
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	199,060	190,000	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	199,060	190,000	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$274,060	$265,000	$—
4

The dollar amount reported in column (e) represents the amount of “compensation actually paid” to Mr. Messier in fiscal years 2025, 2024 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amount does not reflect the actual amount of compensation earned by or paid to Mr. Messier during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Messier’s total compensation for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Compensation for PEO as reported in the Summary Compensation Table for the covered fiscal year	$—	$—	$—
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	—	—	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to PEO	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 274,067	$ 250,000	$ 112,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ 274,067	250,000	112,903
Adjustment to Non-PEO NEO Compensation Footnote
6

The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid:

	FY2025	FY2024	FY2023
Total Average Compensation for non-PEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$274,067	$250,000	$112,903
Deduct pension values reported in the “Change in Pension and Nonqualified Deferred Compensation Earnings” column in the Summary Compensation Table for the covered fiscal year	—	—	—
Deduct grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	99,067	—	—
Add actuarial present value of pension value attributable to covered fiscal year’s service	—	—	—
Add the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—
Add fair value as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add fair value as of the vesting date of any awards granted in the covered fiscal year that vested during the covered fiscal year	99,067	—	—
Add dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	—	—	—
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	—	—
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	—
Compensation Actually Paid to non-PEO NEOs	$274,067	$250,000	$112,903

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Total Shareholder Return

The following graph compares the compensation actually paid to our PEO, the average of the compensation actually paid to our non-PEO NEOs, and the Company’s total shareholder return performance.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Net (Loss) Income

The following graph compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our non-PEO NEOs with our net (loss) income.

Total Shareholder Return Amount	$ 114.23	120.84	94.02
Net Income (Loss)	$ (2,388,837)	27,524	$ (4,571,279)
PEO Name	Mr. Kavanaugh
Mr. Kavanaugh
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 274,060	265,000
PEO Actually Paid Compensation Amount	274,060	265,000
PEO | Mr. Kavanaugh | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(199,060)	(190,000)
PEO | Mr. Kavanaugh | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,060	$ 190,000
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,067)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 99,067